Other Long-Term Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 20)	$ 1,723	$ 1,417
Pension benefit liability (Note 20)	1,125	547
Environmental liabilities (Note 21)	111	139
Lease obligations (Note 23)	69
Long-term accounts payable	6	12
Asset retirement obligations (Note 22)	10	10
Other liabilities	11	10
Other long-term liabilities	$ 3,055	$ 2,135